RELATED PARTY TRANSACTIONS - Related party balances (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Note payable to related party	$ 195	$ 193	$ 189
Metaminds Technologies
Related Party Transaction [Line Items]
Amount payable to related party	196	196
Metaminds Global
Related Party Transaction [Line Items]
Amount payable to related party	317	317	757
Mondee Group LLC
Related Party Transaction [Line Items]
Amount payable to related party	1,039	203
Loan receivable from Related Party	22,310	22,054	21,547
CEO
Related Party Transaction [Line Items]
Note payable to related party	$ 195	$ 193	$ 189